Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables
Schedule Of other receivables

	12.31.2024	12.31.2023
Investment disposal (a)	596,203	—
CDE Transfer (b)	325,657	133,375
Assets and rights disposal (c)	315,436	17,972
Services in progress (d)	239,474	328,972
Contractual advances to suppliers	44,624	15,371
Disposals and decommissioning in progress	35,676	48,285
Advance payments to employees	12,536	17,333
Materials and supplies for pow er electricity (e)	—	61,317
Other receivables	61,914	78,763
	1,631,520	701,388
Current	949,674	570,471
Noncurrent	681,846	130,917
(a) Balance resulting from the conclusion of the divestment of Compagas, described in Note 37.
(b) Balance receivable from the Energy Development Account - CDE to cover tariff discounts (Law No. 10,438/2002 and Order No. 7,891/2013), with the monthly quota stipulated in the Annual Tariff Adjustment/Review. On a monthly basis, the Company estimates the differences to be offset in the next tariff adjustment.
(c) Includes the balance arising from the sale of assets described in Note 29.6.1.
(d) Services in progress refer, for the most part, to expenses related to R&D and PEE projects in progress which, during execution, are recorded as assets against cash. Once completed and homologated by Aneel, the assets is written off against the respective liability, which was initially recorded against income, as a deduction from revenue (Note 22).
(e) The balance was reclassified to Assets classified as held for sale (Note 37).